Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	rsit3_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, C, K shares) dated May 1, 2012, as supplemented February 26, 2013

Supplement to Prospectus (Class Y shares) dated May 1, 2012, as supplemented February 26, 2013

RS Greater China Fund

Effective March 1, 2013, the section titled “Fund Performance” is amended and restated in its entirety as follows:

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.

Retail Class Prospectus | RS Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit3_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, C, K shares) dated May 1, 2012, as supplemented February 26, 2013

RS Greater China Fund

Effective March 1, 2013, the section titled “Fund Performance” is amended and restated in its entirety as follows:

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.
Class Y Prospectus | RS Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit3_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Prospectus (Class Y shares) dated May 1, 2012, as supplemented February 26, 2013

RS Greater China Fund

Effective March 1, 2013, the section titled “Fund Performance” is amended and restated in its entirety as follows:

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.